DEFERRED ACQUISITION COSTS (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Acquisition Costs [Abstract]
Disclosure of deferred acquisition costs
The following table presents movement in deferred acquisition costs and the impact on expenses:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2021	2020
Deferred acquisition costs, beginning of year	$—	$—
Costs capitalized under reinsurance contracts	775	—
Amortization and other	1	—
Deferred acquisition costs, end of year	$776	$—